United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Quarter ended 04/30/17

Item 1.	Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—4.7%
	Federal National Mortgage Association ARM—4.7%
$340,258	1.795%, 9/1/2027	$344,493
71,694	2.038%, 5/1/2040	72,543
412,113	2.038%, 5/1/2040	416,961
266,024	2.038%, 8/1/2040	268,754
1,317,480	2.466%, 4/1/2033	1,348,493
1,524,317	2.524%, 6/1/2038	1,584,867
692,391	2.686%, 4/1/2024	710,269
3,258,708	2.690%, 1/1/2035	3,419,428
983,739	2.691%, 6/1/2036	1,034,194
239,183	2.700%, 7/1/2033	246,322
26,436	2.702%, 8/1/2032	27,705
925,278	2.845%, 6/1/2036	968,735
1,411,279	2.857%, 8/1/2034	1,486,642
12,313,963	2.860%, 12/1/2035	12,964,620
6,812,281	2.876%, 2/1/2039	7,087,844
23,702	2.915%, 12/1/2032	24,961
14,875	2.965%, 2/1/2033	15,634
1,661,342	3.005%, 1/1/2035	1,741,458
209,239	3.113%, 5/1/2036	222,282
1,244,234	3.132%, 9/1/2035	1,319,644
1,542,036	3.171%, 9/1/2037	1,604,971
190,502	3.219%, 2/1/2037	199,866
325,207	3.445%, 3/1/2033	342,008
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $37,305,504)	37,452,694
	COLLATERALIZED MORTGAGE OBLIGATIONS—47.6%
	Federal Home Loan Mortgage Corporation REMIC—5.3%
31,919	Series 1146 E, 2.044%, 9/15/2021	32,224
575,887	Series 1534 J, 1.894%, 6/15/2023	581,131
510,972	Series 1632 FB, 2.194%, 11/15/2023	517,085
267,762	Series 2111 MA, 1.494%, 1/15/2029	269,543
273,583	Series 2111 MB, 1.494%, 1/15/2029	275,402
279,404	Series 2111 MC, 1.494%, 1/15/2029	281,262
184,796	Series 2286 FA, 1.394%, 2/15/2031	185,629
180,222	Series 2292 KF, 1.241%, 7/25/2022	180,245
391,281	Series 2296 FC, 1.494%, 6/15/2029	393,763
659,000	Series 2326 FJ, 1.944%, 6/15/2031	669,613
810,377	Series 2344 FP, 1.944%, 8/15/2031	823,787
412,623	Series 2367 FG, 1.614%, 6/15/2031	417,254
165,843	Series 2380 FI, 1.594%, 6/15/2031	167,577
1,050,461	Series 2380 FL, 1.594%, 11/15/2031	1,060,633
528,783	Series 2386 FE, 1.694%, 6/15/2031	536,065
214,974	Series 2389 FI, 1.744%, 6/15/2031	218,343
52,512	Series 2395 FT, 1.444%, 12/15/2031	52,850
135,481	Series 2396 FL, 1.594%, 12/15/2031	136,681
643,405	Series 2412 OF, 1.944%, 12/15/2031	653,762

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$658,769	Series 2418 FO, 1.894%, 2/15/2032	$667,109
318,420	Series 242 F29, 1.244%, 11/15/2036	317,433
241,812	Series 244 F22, 1.344%, 12/15/2036	241,933
569,730	Series 244 F30, 1.294%, 12/15/2036	569,000
216,849	Series 2451 FC, 1.994%, 5/15/2031	220,837
17,909	Series 2452 FG, 1.544%, 3/15/2032	18,106
307,207	Series 2460 FE, 1.994%, 6/15/2032	312,984
156,722	Series 2470 FI, 1.394%, 10/15/2026	157,290
219,849	Series 2470 FW, 1.994%, 5/15/2031	223,722
210,494	Series 2470 FX, 1.994%, 5/15/2031	214,202
308,586	Series 2470 GF, 1.994%, 6/15/2032	314,389
148,214	Series 2471 FS, 1.494%, 2/15/2032	149,282
690,179	Series 2475 FL, 1.994%, 2/15/2032	703,346
460,119	Series 2476 FC, 1.994%, 2/15/2032	468,897
299,483	Series 2477 FD, 1.394%, 7/15/2032	300,998
487,860	Series 2479 FA, 1.394%, 8/15/2032	489,753
161,481	Series 2481 FC, 1.994%, 5/15/2031	164,464
3,304	Series 2488 WF, 1.394%, 8/15/2017	3,304
342,023	Series 2493 F, 1.394%, 9/15/2029	343,603
507,229	Series 2495 F, 1.394%, 9/15/2032	508,871
319,338	Series 2498 HF, 1.994%, 6/15/2032	325,343
163,140	Series 2504 FP, 1.494%, 3/15/2032	164,323
625,001	Series 2526 FC, 1.394%, 11/15/2032	627,951
543,250	Series 2530 FK, 1.394%, 6/15/2029	544,790
840,458	Series 2551 FD, 1.394%, 1/15/2033	843,166
55,450	Series 2571 FB, 1.344%, 2/15/2018	55,479
599,342	Series 2571 FK, 1.494%, 9/15/2023	602,796
164,098	Series 2610 FD, 1.494%, 12/15/2032	165,266
2,538,207	Series 2631 FC, 1.394%, 6/15/2033	2,546,838
583,315	Series 2671 F, 1.444%, 9/15/2033	586,451
811,028	Series 2684 FV, 1.894%, 10/15/2033	824,273
1,007,182	Series 2711 FD, 1.494%, 4/15/2018	1,008,102
2,721,124	Series 2750 FG, 1.394%, 2/15/2034	2,735,358
5,721,984	Series 2750 FH, 1.494%, 2/15/2034	5,782,941
262,902	Series 2758 FH, 1.344%, 3/15/2019	263,163
435,948	Series 2763 FB, 1.344%, 4/15/2032	436,232
626,322	Series 2796 FD, 1.344%, 7/15/2026	627,585
1,665,686	Series 2812 LF, 1.394%, 6/15/2034	1,672,328
421,973	Series 2861 AF, 1.294%, 9/15/2034	421,888
1,057,040	Series 3036 NF, 1.294%, 8/15/2035	1,055,623
220,711	Series 3085 FW, 1.694%, 8/15/2035	224,063
1,265,926	Series 3085 VF, 1.314%, 12/15/2035	1,265,703
1,142,440	Series 3184 JF, 1.394%, 7/15/2036	1,145,782
1,115,359	Series 3191 FE, 1.394%, 7/15/2036	1,117,741
131,381	Series 3300 FA, 1.294%, 8/15/2035	131,200
131,848	Series 3325 NF, 1.294%, 8/15/2035	131,666
1,831,678	Series 3380 FP, 1.344%, 11/15/2036	1,831,267
1,326,982	Series 3542 NF, 1.744%, 7/15/2036	1,346,178
	TOTAL	42,325,868

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—14.6%
$318,248	Series 1993-165 FE, 2.141%, 9/25/2023	$322,620
157,250	Series 1993-62 FA, 1.791%, 4/25/2023	159,003
214,851	Series 1998-22 FA, 1.394%, 4/18/2028	215,517
63,522	Series 2000-34 F, 1.441%, 10/25/2030	63,843
44,664	Series 2000-37 FA, 1.491%, 11/25/2030	44,749
134,612	Series 2001-34 FB, 1.294%, 12/18/2028	134,732
79,840	Series 2001-34 FL, 1.491%, 8/25/2031	80,370
691,885	Series 2001-46 F, 1.394%, 9/18/2031	694,193
338,332	Series 2001-53 FX, 1.341%, 10/25/2031	337,205
753,144	Series 2001-56 FG, 1.491%, 10/25/2031	758,840
304,285	Series 2001-68 FD, 1.491%, 12/25/2031	306,156
500,169	Series 2002-17 JF, 1.991%, 4/25/2032	509,811
491,093	Series 2002-34 FC, 1.994%, 12/18/2031	500,271
301,455	Series 2002-37 F, 1.791%, 11/25/2031	305,792
16,249	Series 2002-39 FB, 1.544%, 3/18/2032	16,428
257,686	Series 2002-4 FJ, 1.441%, 2/25/2032	259,353
181,858	Series 2002-41 F, 1.541%, 7/25/2032	183,326
1,497,122	Series 2002-47 NF, 1.991%, 4/25/2032	1,525,088
217,006	Series 2002-52 FD, 1.491%, 9/25/2032	218,984
320,611	Series 2002-53 FG, 2.091%, 7/25/2032	327,935
1,103,182	Series 2002-58 FD, 1.591%, 8/25/2032	1,115,384
359,112	Series 2002-64 FJ, 1.991%, 4/25/2032	366,034
290,128	Series 2002-74 FV, 1.441%, 11/25/2032	291,530
221,533	Series 2002-75 FD, 1.994%, 11/18/2032	225,789
812,898	Series 2002-77 FH, 1.394%, 12/18/2032	815,159
366,570	Series 2002-8 FA, 1.744%, 3/18/2032	372,428
139,986	Series 2002-82 FB, 1.491%, 12/25/2032	141,025
565,647	Series 2002-82 FC, 1.991%, 9/25/2032	576,401
307,576	Series 2002-82 FG, 1.441%, 12/25/2032	309,491
1,076,268	Series 2002-89 F, 1.291%, 1/25/2033	1,077,767
328,764	Series 2002-9 FH, 1.491%, 3/25/2032	331,623
226,257	Series 2002-90 FH, 1.491%, 9/25/2032	227,912
2,176,973	Series 2002-93 FJ, 1.541%, 1/25/2033	2,197,984
448,723	Series 2003-102 FT, 1.391%, 10/25/2033	450,983
1,191,272	Series 2003-107 FD, 1.491%, 11/25/2033	1,200,548
2,879,332	Series 2003-116 HF, 1.541%, 11/25/2033	2,908,069
426,892	Series 2003-117 KF, 1.391%, 8/25/2033	427,110
912,290	Series 2003-121 FD, 1.391%, 12/25/2033	915,366
277,552	Series 2003-14 FT, 1.491%, 3/25/2033	279,698
658,910	Series 2003-19 FY, 1.391%, 3/25/2033	661,116
239,981	Series 2003-2 FA, 1.491%, 2/25/2033	241,761
442,285	Series 2003-21 TF, 1.441%, 3/25/2033	444,564
115,138	Series 2003-35 FY, 1.391%, 5/25/2018	115,207
771,272	Series 2003-66 FA, 1.341%, 7/25/2033	772,027
851,520	Series 2003-79 FC, 1.441%, 8/25/2033	856,192
1,578,952	Series 2004-17 FT, 1.391%, 4/25/2034	1,584,635
1,762,126	Series 2004-2 FW, 1.391%, 2/25/2034	1,769,512
1,338,849	Series 2004-49 FN, 1.391%, 7/25/2034	1,344,669
3,092,045	Series 2004-49 FQ, 1.441%, 7/25/2034	3,110,902
2,462,608	Series 2004-51 FY, 1.371%, 7/25/2034	2,468,318

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$1,000,859	Series 2004-53 FC, 1.441%, 7/25/2034	$1,006,703
759,099	Series 2004-64 FW, 1.441%, 8/25/2034	767,279
1,152,384	Series 2005-104 FA, 1.391%, 12/25/2035	1,155,849
980,686	Series 2006-60 FD, 1.421%, 4/25/2035	982,472
5,118,497	Series 2006-75 FP, 1.291%, 8/25/2036	5,112,158
989,239	Series 2006-79 DF, 1.341%, 8/25/2036	990,289
1,513,927	Series 2006-81 FA, 1.341%, 9/25/2036	1,516,491
3,156,886	Series 2006-90 FE, 1.441%, 9/25/2036	3,173,944
1,663,598	Series 2006-98 FB, 1.301%, 10/25/2036	1,662,128
5,210,775	Series 2006-W1 2AF1, 1.211%, 2/25/2046	5,140,996
1,701,369	Series 2008-52 FD, 1.341%, 6/25/2036	1,701,288
27,453,039	Series 2012-116 FA, 1.291%, 10/25/2042	27,390,597
31,901,598	Series 2017-5 PH, 3.000%, 1/25/2037	32,484,510
	TOTAL	117,648,124
	Government National Mortgage Association REMIC—27.0%
121,151	Series 2001-21 FB, 1.394%, 1/16/2027	121,418
173,806	Series 2001-22 FG, 1.344%, 5/16/2031	174,187
2,029,126	Series 2002-17 FK, 1.543%, 3/20/2032	2,047,697
443,632	Series 2004-59 FV, 1.243%, 10/20/2033	443,300
1,544,892	Series 2009-96 GF, 1.444%, 4/16/2039	1,547,888
16,410,152	Series 2011-H07 FA, 1.330%, 2/20/2061	16,395,105
25,440,116	Series 2012-H15 FB, 1.330%, 6/20/2062	25,415,408
7,115,764	Series 2012-H18 FA, 1.380%, 8/20/2062	7,122,532
6,049,172	Series 2012-H18 SA, 1.410%, 8/20/2062	6,064,870
12,252,714	Series 2012-H24 FC, 1.230%, 10/20/2062	12,193,802
26,576,365	Series 2012-H25 BF, 1.210%, 9/20/2062	26,453,109
22,378,702	Series 2012-H29 BF, 1.170%, 11/20/2062	22,245,195
19,654,432	Series 2012-H29 CF, 1.170%, 2/20/2062	19,521,548
3,175,330	Series 2012-H30 SA, 1.200%, 12/20/2062	3,154,016
15,647,388	Series 2012-H31 FA, 1.180%, 11/20/2062	15,561,448
29,587,278	Series 2015-H02 FA, 1.480%, 1/20/2065	29,512,535
30,197,418	Series 2015-H06 FB, 1.480%, 2/20/2065	30,119,932
	TOTAL	218,093,990
	Fannie Mae—0.7%
225,525	Fannie Mae BA 4035 BA 4035 FB, 1.491%, 8/25/2039	226,306
1,380,659	Fannie Mae FA, 1.491%, 9/25/2038	1,385,595
4,245,372	Fannie Mae GS 3381 GS 3381 FC, 1.591%, 2/25/2037	4,273,123
	TOTAL	5,885,024
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $385,880,448)	383,953,006
	GOVERNMENT AGENCIES—15.8%
	Federal Farm Credit Bank System Floating Rate Notes—6.4%[1]
10,000,000	0.946%, 2/21/2019	10,004,508
5,000,000	0.950%, 03/13/2019	5,001,856
5,000,000	0.973%, 7/17/2017	5,002,386
5,000,000	0.980%, 9/25/2017	4,998,195
5,000,000	0.984%, 5/19/2017	5,000,531
7,500,000	1.112%, 12/04/2017	7,513,339
5,000,000	1.133%, 6/16/2017	5,002,349
5,000,000	1.152%, 11/28/2017	5,002,590

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal Farm Credit Bank System Floating Rate Notes—continued[1]
$4,500,000	1.166%, 7/26/2017	$4,503,256
	TOTAL	52,029,010
	Federal Farm Credit System—0.1%
500,000	3.150%, 1/12/2018	506,960
	Federal Home Loan Bank Notes—1.6%
3,000,000	0.750%, 5/25/2017	2,999,194
5,000,000	1.000%, 12/19/2017	4,997,138
4,950,000	1.000%, 02/28/2018	4,941,827
	TOTAL	12,938,159
	Federal Home Loan Bank System Discount Notes—0.2%[2]
1,500,000	0.000%, 5/05/2017	1,499,887
	Federal Home Loan Bank System Floating Rate Notes—5.0%[1]
10,000,000	0.804%, 8/28/2017	10,002,731
10,000,000	0.813%, 6/26/2017	9,999,400
10,000,000	0.853%, 01/24/2018	10,001,558
10,000,000	1.009%, 08/10/2017	10,008,112
	TOTAL	40,011,801
	Federal Home Loan Mortgage Corporation—1.4%
1,250,000	0.875%, 3/7/2018	1,246,882
5,000,000	0.900%, 12/28/2017	4,997,435
5,000,000	1.000%, 12/15/2017	4,996,571
	TOTAL	11,240,888
	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.6%[1]
5,000,000	1.126%, 3/8/2018	5,003,453
	Federal National Mortgage Association—0.5%
4,156,000	0.875%, 2/8/2018	4,146,924
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $127,360,574)	127,377,082
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
53,384	7.500%, 30 Year, 1/1/2032	62,965
208,934	7.500%, 30 Year, 8/1/2032	247,956
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $279,123)	310,921
	U.S. TREASURies—1.7%
	U.S. Treasury Notes—1.7%
10,000,000	United States Treasury Note, 0.625%, 8/31/2017	9,990,234
4,000,000	United States Treasury Note, 4.750%, 8/15/2017	4,044,219
	TOTAL U.S. TREASURIES (IDENTIFIED COST $14,046,248)	14,034,453

Principal Amount		Value
	REPURCHASE AGREEMENTS—30.3%
$144,413,000	Interest in $1,060,000,000 joint repurchase agreement 0.82%, dated 4/28/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,060,072,433 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,091,874,607.	$144,413,000
100,000,000	Interest in $550,000,000 joint repurchase agreement 0.83%, dated 4/28/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,038,042 on 5/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $563,477,406.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $244,413,000)	244,413,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $809,284,897)[3]	807,541,156
	OTHER ASSETS AND LIABILITIES-NET— (0.1)%[4]	(444,893)
	TOTAL NET ASSETS—100%	$807,096,263
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	At April 30, 2017, the cost of investments for federal tax purposes was $809,284,897. The net unrealized depreciation of investments for federal tax purposes was $1,743,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $900,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,644,205.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017